Loans (Tables)	12 Months Ended
Jun. 30, 2022
Loan [Abstract]
Schedule of loan portfolio
(in thousands)	2022	2021
Residential real estate
One- to four-family	$216,432	$224,125
Multi-family	14,252	19,781
Construction	1,363	5,433
Land	1,062	1,308
Farm	1,338	2,234
Nonresidential real estate	31,441	35,492
Commercial and industrial	1,006	2,259
Consumer and other
Loans on deposits	891	1,129
Home equity	7,670	7,135
Automobile	117	75
Unsecured	540	553
	276,112	299,524
Allowance for loan losses	(1,529)	(1,622)
	$274,583	$297,902

Schedule of allowance for loan losses and the investment in loans by portfolio
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$3,221	$400	$3,621	$-
Multi-family	570	-	570	-
Farm	270	-	270	-
Nonresidential real estate	1,073	-	1,073	-
Consumer and other
Home equity	87	-	87	-
Unsecured	5	-	5	-
	5,226	400	5,626	-

Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$212,811	$800
Multi-family			13,682	231
Construction			1,363	4
Land			1,062	3
Farm			1,068	5
Nonresidential real estate			30,368	461
Commercial and industrial			1,006	2
Consumer and other
Loans on deposits			891	1
Home equity			7,583	21
Automobile			117	-
Unsecured			535	1
			270,486	1,529
			$276,112	$1,529

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$3,738	$595	$4,333	$-
Multi-family	646	-	646	-
Farm	274	-	274	-
Nonresidential real estate	1,367	-	1,367	-
Consumer and other			-	-
Unsecured	16	-	16	-
	6,041	595	6,636	-

Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$219,792	$794
Multi-family			19,135	291
Construction			5,433	12
Land			1,308	3
Farm			1,960	5
Nonresidential real estate			34,125	494
Commercial and industrial			2,259	5
Consumer and other
Loans on deposits			1,129	2
Home equity			7,135	15
Automobile			75	-
Unsecured			537	1
			292,888	1,622
			$299,524	$1,622

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

Scheduled of purchased loans
(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Lossess Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

June 30, 2022:

With no related allowance recorded:
Residential real estate
One- to four-family	$3,621	$-	$3,970	$145	$145
Multi-family	570	-	608	19	19
Farm	270	-	272	16	16
Nonresidential real estate	1,073	-	1,220	59	59
Consumer and other
Home equity	87	-	52	1	1
Unsecured	5	-	11	-	-
	$5,626	$-	$6,133	$240	$240

June 30, 2021:

With no related allowance recorded:
Residential real estate
One- to four-family	$4,333	$-	$4,534	$107	$107
Multi-family	646	-	659	24	24
Construction			32	-	-
Farm	274	-	292	35	35
Nonresidential real estate	1,367	-	1,014	60	60
Consumer and other			-	-	-
Unsecured	16	-	8	1	1
	$6,636	$-	$6,539	$227	$227

Schedule of investment in nonaccrual and loans past due
	June 30, 2022		June 30, 2021
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

Residential real estate
One- to four-family	$3,528	$287	$4,104	$243
Multi-family	570	-	646	-
Farm	270	-	274	-
Nonresidential real estate	1,073	-	1,367	-
Commercial and industrial	-	1	-	-
Consumer and other
Home equity	87	-	-	-
Unsecured	3	-	21	-
	$5,531	$288	$6,412	$243

Schedule of principal balance outstanding in past due loans
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$2,662	$1,326	$3,988	$212,444	$216,432
Multi-family	-	-	-	14,252	14,252
Construction	5	-	5	1,358	1,363
Land	-	-	-	1,062	1,062
Farm	-	-	-	1,338	1,338
Nonresidential real estate	-	-	-	31,441	31,441
Commercial and industrial	72	1	73	933	1,006
Consumer and other
Loans on deposits	-	-	-	891	891
Home equity	188	71	259	7,411	7,670
Automobile	-	-	-	117	117
Unsecured	-	-	-	540	540
	$2,927	$1,398	$4,325	$271,787	$276,112

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$2,392	$1,338	$3,730	$220,395	$224,125
Multi-family	-	-	-	19,781	19,781
Construction	80	-	80	5,353	5,433
Land	-	-	-	1,308	1,308
Farm	101	-	101	2,133	2,234
Nonresidential real estate	-	241	241	35,251	35,492
Commercial and industrial	6	-	6	2,253	2,259
Consumer and other
Loans on deposits	-	-	-	1,129	1,129
Home equity	116	-	116	7,019	7,135
Automobile	-	-	-	75	75
Unsecured	4	-	4	549	553
	$2,699	$1,579	$4,278	$295,246	$299,524

Schedule of analysis performed, the risk category of loans by class of loans
(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$210,830	$194	$5,408	$-
Multi-family	13,682	-	570	-
Construction	1,363	-	-	-
Land	1,062	-	-	-
Farm	1,068	-	270	-
Nonresidential real estate	29,666	702	1,073	-
Commercial and industrial	1,006	-	-	-
Consumer and other
Loans on deposits	891	-	-	-
Home equity	7,548	-	122	-
Automobile	117	-	-	-
Unsecured	535	-	5	-
	$267,768	$896	$7,448	$-

(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$217,485	$596	$6,044	$-
Multi-family	19,135	-	646	-
Construction	5,433	-	-	-
Land	1,308	-	-	-
Farm	1,960	-	274	-
Nonresidential real estate	32,748	924	1,820	-
Commercial and industrial	2,259	-	-	-
Consumer and other
Loans on deposits	1,129	-	-	-
Home equity	7,044	39	52	-
Automobile	75	-	-	-
Unsecured	546	-	7	-
	$289,122	$1,559	$8,843	$-

Schedule of allowance for loan losses by portfolio segment
(in thousands)	Beginning balance	Provision (credit) for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate
One- to four-family	$794	$37	$(31)	$-	$800
Multi-family	291	(60)	-	-	231
Construction	12	(8)	-	-	4
Land	3	-	-	-	3
Farm	5	-	-	-	5
Nonresidential real estate	494	(33)	-	-	461
Commercial and industrial	5	(3)	-	-	2
Consumer and other
Loans on deposits	2	(1)	-	-	1
Home equity	15	6	-	-	21
Automobile	-	-	-	-	-
Unsecured	1	2	(4)	2	1
	$1,622	$(60)	$(35)	$2	$1,529

(in thousands)	Beginning balance	Provision (credit) for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate
One- to four-family	$671	$146	$(23)	$-	$794
Multi-family	184	107	-	-	291
Construction	6	6	-	-	12
Land	1	2	-	-	3
Farm	4	1	-	-	5
Nonresidential real estate	405	89	-	-	494
Commercial and industrial	3	2	-	-	5
Consumer and other
Loans on deposits	2	-	-	-	2
Home equity	11	42	(45)	7	15
Automobile	-	-	-	-	-
Unsecured	1	(3)	-	3	1
Unallocated	200	(200)	-	-	-
	$1,488	$192	$(68)	$10	$1,622

Scheduled of purchased loans
(in thousands)	2022	2021
Residential real estate
One- to four-family	$400	$595

Schedule of accretable yield, or income expected to be collected
(in thousands)	2022	2021
Balance at beginning of year	$390	$447
Accretion of income	(51)	(57)
Balance at end of year	$339	$390